In accordance with the Response of the Office of Insurance Products, Division of Investment Management, Reference IP-3-95,to the American Council of Life Insurance, dated June 20, 1995, No Fee is Due.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.      Name and address of issuer:

	MORGAN STANLEY VARIABLE INVESTMENT SERIES
	C/O MORGAN STANLEY TRUST
	HARBORSIDE FINANCIAL CENTER, PLAZA TWO
	JERSEY CITY, NEW JERSEY 07311


2.     	The name of each series or class of securities for which this
	Form is filed (if the Form is being filed for all series
        and classes of securities of the issuer, check the box but do
	not list series or classes):             X

3.    	Investment Company Act File Number:	811-3692

        Securities Act File Number:		2-82510


4(a).  	Last day of fiscal year for which this Form is filed:

       	December 31, 2001


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    	Note: 	If the Form is being filed late, interest must be paid
		on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.


5.	Calculation of registration fee:

	(i)  	Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f): $  0.00**

		**SHARES WERE SOLD TO AND REGISTRATION FEES
		  PAID BY REGISTERED SEPARATE ACCOUNTS.


	(ii)  	Aggregate price of securities redeemed or
                repurchased during the fiscal year: $ 0.00

	(iii)  	Aggregate price of securities redeemed or
                repurchased during any prior fiscal year
		ending no earlier than October 11, 1995 that were
		not previously used to reduce registration fees
		payable to the Commission:  $               0.00

	(iv)  	Total available redemption credits [add Items 5(ii)
		and 5(iii):          $ 0.00

	(v)  	Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:  $  0.00

	(vi)  	Redemption credits available for use in future years
                -- if Item 5(i) is less than 5(iv) [subtract Item
                5(iv) from Item 5(i)]: $  0.00

	(vii)  	Multiplier for determining registration fee (See
                Instruction C.9):	x	0.000092

	(viii) 	Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):  = $ 0.00

6.	Prepaid Shares:

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
	Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7.	Interest due - if this Form is being filed more than 90 days after
	the end of the issuer's fiscal year (see Instruction D):

                                                        +           0.00

8.	Total of the amount of the registration fee due plus any interest
	due [line 5(viii) plus line 7]:	$  0.00


9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:


        	Method of Delivery:

				Wire Transfer

				Mail or other means



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)*	/s/ 	A. Thomas Smith
						A. Thomas Smith
						Vice President

                                  	Date	April 1, 2002


*Please print the name and title of the signing officer below the signature.